Annual Total Returns - Franklin LifeSmart™ 2045 Retirement Target Fund [BarChart] - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2045 Retirement Target Fund - Class A	Dec. 01, 2020
Bar Chart Table:
Annual Return 2010	15.92%
Annual Return 2011	(2.81%)
Annual Return 2012	10.61%
Annual Return 2013	23.07%
Annual Return 2014	4.94%
Annual Return 2015	(2.17%)
Annual Return 2016	3.29%
Annual Return 2017	18.72%
Annual Return 2018	(7.42%)
Annual Return 2019	22.33%